Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2025
Related Party Balances and Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

20. RELATED PARTY BALANCES AND TRANSACTIONS

Related parties

Related Parties	Relationship
Mr. Geng Xiaogang	Founder, chief executive officer of the Company
Ms. Jia Xiaohua	Immediate family members of Founder and the management of the Group
Winpass Logistics (HK) Co., Limited	100% controlled by Ms. Jia Xiaohua
Cargo Link Logistics HK Company Limited	Owns 33% of shares of Sky Pacific Logistics HK Company Limited
Shenzhen Feijia Supply Chain Management Co., Ltd	43% shares owned by JYD YCKJ’s 48% interest minor shareholder
Xi’an Renrui Hydroacoustic Technology Engineering Co., Ltd	40% owned by Supervisor of JYD SXGYL
Xi’an Rochester Electronic Technology Co., Ltd	50% owned by Supervisor of JYD SXGYL
Shenzhen Zhongshun Jiean Estate Management Co., Ltd	90% owned by previous management of JYD NJWL
LD Global Logistics Inc	10% owned by JYD US
HYTX Logistics LLC	Owns 49% of HYTX Warehouse Inc. before March 2025
Shenzhen Oranda Global Logistics Co., Ltd	80% shares owned by Oranda’s 49% interest minor shareholder
HYTX Warehouse No. 3 LLC	20% owned by JYD US
HYTX Warehouse No. 10 LLC	49% owned by JYD US
JPEC Enterprises, Inc.	Owns 45% of LabelBridge Logistics LLC
Bin Li	Supervisor of JYD SXGYL
Hongkong Boyatong Supply Chain Management	A shareholder which holds 9.10% equity interests of the Company
Key management and their immediate family members	The Group’s key management and their immediate family members

Accounts receivable - related parties

As of December 31, 2024 and 2025, accounts receivable from related parties consisted of the following:

Name	Nature	As of December 31, 2024	As of December 31, 2025
		RMB	RMB	US$
Xi’an Renrui Hydroacoustic Technology Engineering Co., Ltd	International trading	173,382	-	-
The other logistics service customers	Logistic services	76,543	-	-
Total accounts receivable - related parties, net		249,925	-	-

Other receivable - related parties

As of December 31, 2024 and 2025, other receivable from related parties consisted of the following:

Name	Nature	As of December 31, 2024	As of December 31, 2025
		RMB	RMB	US$
Cargo Link Logistics HK Company Limited (“Cargo Link”)	Deposit for logistic services	11,547,932	11,267,167	1,603,000
HYTX Warehouse No. 3 LLC (“No. 3 LLC”)	Rent deposit	-	988,707	140,665
Winpass Logistics (HK) Co., Limited (“Winpass”)	Deposit and prepayment for logistic services	8,725,488	59,612	8,481
		20,273,420	12,315,486	1,752,146

As of December 31, 2024 and 2025, the deposits paid by the Group to Cargo Link represent the deposits made for chartered airline services from Hongkong to South Asia.

As of December 31, 2025, the deposits paid by the Group to Warehouse No. 3 represent rental deposits for warehouse space.

As of December 31, 2023 and 2024, the net amount collected by Winpass on behalf of Jayud for logistics service was RMB125,049 and RMB64,539. For the year ended December 31, 2023, Winpass paid on behalf of Jayud a total amount of RMB1,784,309 and collected a total amount of RMB3,281,240. For the year ended December 31, 2024, Winpass paid on behalf of Jayud in total amount of RMB7,491,026 and collected a total amount of RMB7,430,517, which resulted in an outstanding balance of RMB64,540. In addition, the Group paid to Winpass deposits of RMB8,660,949 for chartered airline services for the year ended December 31, 2024. The deposits were fully refunded for the year ended December 31, 2025 due to the change of market for chartered airline services.

Prepaid expenses - related parties

As of December 31, 2024 and 2025, prepaid expenses from a related party consisted of the following:

Name	Nature	As of December 31, 2024	As of December 31, 2025
		RMB	RMB	US$
Hongkong Boyatong Supply Chain Management	Logistic services	-	6,426,947	914,373
Winpass Logistics (HK) Co., Limited (“Winpass”)	Logistic services	3,227,663	-	-
Cargo Link Logistics HK Company Limited (“Cargo Link”)	Logistic services	3,468,341	-	-
		6,696,004	6,426,947	914,373

In 2025, Hongkong Boyatong Supply Chain Management was classified as a related party due to its shareholding exceeding 5%, and transactions with it were disclosed accordingly. As of February 3, 2026, it no longer holds any Class A Ordinary Shares and is no longer a beneficial owner of more than 5% of the Group.

As of December 31, 2024, prepaid expenses to Winpass and Cargo Link represent the prepayments for chartered airline freight services to enhance the Group’s service to USA and South Asia market. The prepayments to Winpass were fully refunded during the year ended December 31, 2025 due to the change of market for chartered airline services. The prepayments to Cargo link were fully applied against the service charges incurred during the year ended December 31, 2025.

Loans receivable - related parties

As of December 31, 2024 and 2025, loans receivable from related parties consisted of the following:

Name	Nature	As of December 31, 2024	As of December 31, 2025
		RMB	RMB	US$
HYTX Warehouse NO.10 LLC (“No. 10 LLC”)	Loan to a related party	-	854,732	121,604
HYTX Warehouse No. 3 LLC (“No. 3 LLC)”	Loan to a related party	-	230,971	32,861
		-	1,085,703	154,465

In January 2025, to support the operating needs of No. 3 LLC and No. 10 LLC, the shareholders of these entities agreed to provide loans in proportion to their respective ownership interests. As a result, the Group signed a one-year loan agreement with No. 3 LLC and No. 10 LLC, respectively, with a total amount of RMB1,153,389 (US$164,095). The loans bear no interest, and due in January 2026. During the year ended December 31, 2025, RMB67,686 (US$9,630) was repaid to the Group, and RMB1,085,703 (US$154,465) was outstanding as of December 31, 2025. As of the date of issuance of the consolidated financial statements, no further amounts have been collected.

Accounts payable - related parties

As of December 31, 2024 and 2025, accounts payable to related parties consisted of the following:

Name	Nature	As of December 31, 2024	As of December 31, 2025
		RMB	RMB	US$
Cargo Link Logistics HK Company Limited (“Cargo Link”)	Logistic services	86,129	7,111,019	1,011,697
The other logistics service providers	Logistic services	156,605	1,068,263	151,984
		242,734	8,179,282	1,163,681

Loans payable - related parties

As of December 31, 2024 and 2025, loan payable to a related party consisted of the following:

Name	Nature	As of December 31, 2024	As of December 31, 2025
		RMB	RMB	US$
JPEC Enterprises, Inc. (“JPEC”)	Loan	-	158,148	22,500
Xi’an Renrui Hydroacoustic Technology Engineering Co., Ltd (“Renrui”)	Loan	1,500,000	-	-
Key management and their immediate family members	Loan	733,700	29,999	4,268
		2,233,700	188,147	26,768

In December 2025, LB obtained an unsecured, interest-free short-term loan from JPEC amounting to RMB158,148 (US$22,500), with a term of 300 days.

On November 15, 2023, Jayud borrowed a short-term loan from Renrui of RMB 3,000,000 with interest of RMB 30,000. The principle and interests were fully repaid in January 2024. In April 2024, the Group borrowed a loan of RMB 3,000,000 from Renrui with an interest rate of 6%. The loan is due in September 2025. As of December 31, 2024, principal of RMB1,500,000 was repaid and RMB1,500,000 was outstanding. The interest expense on the loan was RMB74,336 for the year ended December 31, 2024. In January 2025, the loan and its interests were fully repaid to Renrui.

In July 2024, the Group borrowed a one-year loan with total amount of RMB738,000 from one of its officers. The loan bears no interests. During the year ended December 31, 2024, RMB4,300 was repaid and RMB733,700 was outstanding as of December 31, 2024. In January 2025, the loan was fully repaid.

In June 2025, the Group obtained a series of short-term loans from one of its officers totaling RMB169,999 (US$24,186). The loans are interest-free and have maturities within six months. During the year ended December 31, 2025, RMB140,000 (US$19,918) was repaid, and RMB29,999 (US$4,268) remained outstanding as of December 31, 2025.

Other payable - related parties

As of December 31, 2024 and 2025, other payable to related parties consisted of the following:

Name	Nature	As of December 31, 2024	As of December 31, 2025
		RMB	RMB	US$
Cargo Link Logistics HK Company Limited (“Cargo Link”)	Payment for logistics service(a)	624,125	629,456	89,554
The other logistics service providers	Payment for logistics service / Interest payable	165,435	-	-
		789,560	629,456	89,554

(a)	For the years ended December 31, 2023, 2024 and 2025, the Group paid nil, RMB62,484 and RMB5,331 (US$758) to Cargo Link.

Loans payable – shareholders

As of December 31, 2024 and as of December 31, 2025, loans payable to shareholders consisted of the following:

Name	Nature	As of December 31, 2024	As of December 31, 2025
		RMB	RMB	US$
Huang Jianhong	Loan	658,000	-	-
Jia Xiaohua	Loan	1,000,000	-	-
Wang Qing	Loan	300,000	-	-
Yi Yu	Loan	5,697,800	-	-
Peng ZhongLiang	Loan	1,000,000	-	-
		8,655,800	-	-

For the year ended December 31, 2024, the Group borrowed a total amount of RMB16,274,505 with 0~6% interests from five shareholders of the Group with one week to 19 months terms. The interest expense on these loans was RMB738,933 during the year ended December 31, 2024. For the year ended December 31, 2024, the Group repaid a total of RMB7,618,705 to these shareholders. For the year ended December 31, 2025, the Group fully repaid the loans to the shareholders.

Other payable – shareholders

Other payable to shareholders represents the interests on the shareholder loans above and business reimbursement payable to the Group’s shareholders. As of December 31, 2024, other payable to shareholders amounted to RMB613,820. During the year ended December 31, 2025, the shareholders waived the entire amount of such interest pursuant to a supplemental agreement to the loan contracts.

Other payable – shareholders - non-current

As of December 31, 2024 and 2025, other payable to shareholders consisted of the following:

Name	Nature	As of December 31, 2024	As of December 31, 2025
		RMB	RMB	US$
Geng Xiaogang	Dividend	6,225,000	6,225,000	885,642
Jia Xiaohua	Dividend	712,500	712,500	101,369
		6,937,500	6,937,500	987,011

Related party transactions

For the years ended December 31, 2023, 2024 and 2025, the Group had the following material related party transactions:

		For the years ended December 31,
Related Parties	Nature	2023	2024	2025
		RMB	RMB	RMB	US$
Winpass Logistics (HK) Co., Limited	Purchase of logistic services	549,714	416,482	312,448	44,453
Cargo Link Logistics HK Company Limited	Purchase of logistic services	62,063,334	50,581,355	60,497,759	8,607,125
HYTX Warehouse No. 10 LLC	Purchase of logistic services	-	-	1,537,924	218,803
The other logistics service providers	Purchase of logistic services	-	1,005,698	1,211,649	172,383
Shenzhen Feijia Supply Chain Management Co., Ltd	Provided logistic services	196,575	-	-	-
Shenzhen Oranda Global Logistics Co., Ltd	Provided logistic services	-	1,139,001	-	-
LD Global Logistics Inc	Provided logistic services	-	355,927	2,138,150	304,198
The other logistics service customers	Provided logistic services	-	349,786	-	-
Shenzhen Feijia Supply Chain Management Co., Ltd	Purchase of equipment	108,407	-	-	-
Shenzhen Feijia Supply Chain Management Co., Ltd	Penalty for early termination of lease	835,527	-	-	-
Hongkong Boyatong Supply Chain Management	Purchase of products and other services	-	-	176,400,632	25,096,835
Hongkong Boyatong Supply Chain Management	Sales of products and other services	-	-	5,413,282	770,157
The other logistics service customers	Sales of products and other services	4,749	885,180	491,170	69,880
Shenzhen Zhongshun Jiean Estate Management Co., Ltd	Rent of offices and warehouses	14,469,603	-	-	-
Key management and their immediate family members	Interest expenses of loans	30,000	780,985	-	-
Xi’an Renrui Hydroacoustic Technology Engineering Co., Ltd	Interest expenses of loans	24,643	99,693	-	-